CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,705,000		$ 1,982	$ 31,063,915	$ (32,740,715)	$ (157,452)	$ (127,270)
Beginning balance, Shares at Dec. 31, 2019	1,705		1,982,039
Stock options granted to employees				351,970			351,970
Common stock issued for services			$ 12	52,488			52,500
Common stock issued, shares			1,542,188
Modification of employee stock options				102,800			102,800
Stock issuance cost				(1,001,885)			(1,001,885)
Common stock issued			$ 1,542	9,251,586			9,253,128
Common stock issued, shares			11,112
Net loss					(6,747,435)		(6,747,435)
Ending balance, value at Dec. 31, 2020	$ 1,705,000		$ 3,536	39,820,874	(39,488,150)	(157,452)	1,883,808
End balance, Shares at Dec. 31, 2020	1,705		3,535,339
Series C preferred stock issued							4,500,000
Net loss					(406,023)		(406,023)
Ending balance, value at Mar. 31, 2021			$ 3,536		(39,894,173)	(157,452)	6,054,086
End balance, Shares at Mar. 31, 2021			3,535,339
Beginning balance, value at Dec. 31, 2020	$ 1,705,000		$ 3,536	39,820,874	(39,488,150)	(157,452)	1,883,808
Beginning balance, Shares at Dec. 31, 2020	1,705		3,535,339
Stock options granted to employees				262,411			262,411
Series C preferred stock issued		$ 4,500,000					4,500,000
Series C preferred stock issued, Shares		4,500
Series B preferred converted to common stock	$ (854,000)		$ 122	853,878
Series B convertible preferred converted to common stock, Shares	(854)		122,000
Series C preferred converted to common stock		$ (2,000,000)	$ 364	1,999,636
Series C preferred converted to common stock, shares	(2,000)	363,636
Common stock issued for cashless warrants exercised			$ 50	(50)
Common stock issued for cashless warrants exercised, shares			50,588
Common stock issued for services			$ 25	144,142			144,166
Common stock issued, shares			24,541
Common stock issued for cashless employee stock options exercised			$ 15	(15)
Common stock issued for cashless employee stock options exercised ,shares			14,576
Rounding-split in 2020			$ 0	(0)			0
Rounding-split in 2020 (367 shares) ,shares			367
Net loss					(6,008,901)		(6,008,901)
Ending balance, value at Dec. 31, 2021	$ 851,000	$ 2,500,000	$ 4,111	43,080,877	(45,497,051)	(157,452)	781,485
End balance, Shares at Dec. 31, 2021	851	2,500	4,111,047
Beginning balance, value at Mar. 31, 2021			$ 3,536		(39,894,173)	(157,452)	6,054,086
Beginning balance, Shares at Mar. 31, 2021			3,535,339
Common stock issued for cashless warrants exercised			$ 50
Common stock issued for cashless warrants exercised, shares			50,588
Net loss					(2,952,880)		(2,952,880)
Ending balance, value at Jun. 30, 2021			$ 3,586		(42,847,053)	(157,452)	3,178,068
End balance, Shares at Jun. 30, 2021			3,585,927
Stock options granted to employees							62,590
Common stock issued for cashless employee stock options exercised			$ 15
Common stock issued for cashless employee stock options exercised ,shares			14,576
Rounding-split in 2020
Rounding-split in 2020 (367 shares) ,shares			367
Net loss					(2,450,437)		(2,450,437)
Ending balance, value at Sep. 30, 2021			$ 3,612		(45,297,490)	(157,452)	865,221
End balance, Shares at Sep. 30, 2021			3,612,125
Beginning balance, value at Dec. 31, 2021	$ 851,000	$ 2,500,000	$ 4,111	$ 43,080,877	(45,497,051)	(157,452)	781,485
Beginning balance, Shares at Dec. 31, 2021	851	2,500	4,111,047
Common stock issued for services			$ 7				40,000
Stock issuance cost							(576,650)
Common stock issued, shares			7,198
Net loss					(2,644,616)		(2,644,616)
Ending balance, value at Mar. 31, 2022			$ 6,097		(48,141,667)	(157,452)	3,945,796
End balance, Shares at Mar. 31, 2022			6,096,541
Common stock issued for services			$ 10				40,000
Common stock issued, shares			10,668
Net loss					(1,342,672)		(1,342,672)
Ending balance, value at Jun. 30, 2022			$ 6,107		(49,484,339)	(157,452)	2,831,356
End balance, Shares at Jun. 30, 2022			6,107,209
Series B preferred converted to common stock			$ 122
Series B convertible preferred converted to common stock, Shares			121,572
Common stock issued for services			$ 10				40,000
Stock issuance cost							(260,816)
Common stock issued, shares			9,758
Net loss					(1,925,068)		(1,925,068)
Ending balance, value at Sep. 30, 2022			$ 7,057		$ (51,409,407)	$ (157,452)	$ 4,292,842
End balance, Shares at Sep. 30, 2022			7,056,874